Deferred income (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Deferred income
Deferred income	SFr 330,779	SFr 0
Not later than one year
Deferred income
Deferred income	165,389
Later than one year and not later than two years
Deferred income
Deferred income	SFr 165,390